Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt

9.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.64% and 0.43% per annum at March 31, 2010 and 2011, respectively	¥93,470	¥134,898
Commercial paper bearing interest at weighted average rates of 0.12% and 0.17% per annum at March 31, 2010 and 2011, respectively	215,994	200,989

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	1,133	5,680

	¥310,597	¥341,567

Long-term debt at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2011 – 2020	¥2,318,151	¥2,128,633
0.54% – 1.13% floating rate bonds due 2011 – 2013	239,128	167,192
Secured indebtedness to financial institutions—
2.18% (weighted average) loans due 2011 – 2029	51,082	49,086
0.71% (weighted average) floating rate loans due 2011	30,698	24,226
Unsecured indebtedness to financial institutions—
1.37% (weighted average) loans due 2011 – 2031	1,290,482	1,527,729
0.56% (weighted average) floating rate loans due 2011 – 2020	70,647	75,975

	4,000,188	3,972,841

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	70,553	73,177
4.13% Euro notes due 2011	63,210	59,535
Unsecured indebtedness to financial institutions—
2.52% (weighted average) U.S. dollar loans due 2011 – 2019	6,216	15,945
0.62% (weighted average) U.S. dollar floating rate loans due 2011 – 2022	14,596	46,596
17.37% (weighted average) South African Rand loans due 2011 – 2017	—	16,829
Other loans due 2011 – 2028	3,693	8,146

	158,268	220,228

Total long-term debt principal	4,158,456	4,193,069
Less—Deferred bond discounts	(464)	(395)

	4,157,992	4,192,674
Less—Current maturities	(781,323)	(698,476)

Total long-term debt	¥3,376,669	¥3,494,198

Interest rates and due dates in the above table are stated at March 31, 2011.

All holders of the bonds and notes totaling ¥1,402,445 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Law to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT's long term debt at March 31, 2011 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2011, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2012 to the fiscal year ending March 31, 2016 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2012	¥698,476
2013	647,886
2014	691,498
2015	405,849
2016	353,263
Thereafter	1,395,702

Total	¥4,192,674

As of March 31, 2011, NTT Group has unused committed lines of credit amounting to ¥148 billion.